Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of tangible fixed assets by geographic region	The following table presents the Company’s tangible fixed assets by geographic region:

	December 31,	December 31,
	2021	2020
United States	$—	$—
United Kingdom	—	—
Total	$—	$—